Contract Assets and Liabilities - Summary of Contract Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of revenue from contracts with customers [line items]
Contract assets	₩ 188,609	₩ 136,737
Contract liabilities	401,943	229,706
Wireless service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	21,807	20,275
Customer loyalty programs [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	5,920	5,694
Fixed-line service contracts [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	288,421	151,427
Other contract liabilities [member]
Disclosure of revenue from contracts with customers [line items]
Contract liabilities	₩ 85,795	₩ 52,310